Rationalization Of Operations (Tables)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Restructuring Charges [Abstract]
Schedule Of Change In Liability For Rationalization Of Operations

	2011	Expense	Paid/Utilized	2012
Severance and benefits	$24	58	59	23
Lease and other contract terminations	3	10	8	5
Fixed asset write-downs	—	9	9	—
Vacant facility and other shutdown costs	2	12	11	3
Start-up and moving costs	1	30	30	1
Total	$30	119	117	32

	2010	Expense	Paid/Utilized	2011
Severance and benefits	$57	17	50	24
Lease and other contract terminations	8	3	8	3
Fixed asset write-downs	—	12	12	—
Vacant facility and other shutdown costs	4	11	13	2
Start-up and moving costs	—	38	37	1
Total	$69	81	120	30

Schedule Of Rationalization Of Operations By Segment

	2010	2011	2012
Process Management	$35	11	19
Industrial Automation	48	32	27
Network Power	25	20	53
Climate Technologies	13	11	11
Commercial & Residential Solutions	5	7	9
Total	$126	81	119